Net charges related to Ukraine Conflict (Tables)	6 Months Ended
Jun. 30, 2023
Unusual or Infrequent Items, or Both [Abstract]
Summary of impairments recognised as a result of conflict in Ukraine

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	(U.S. Dollars in millions)
(Recoveries) write-offs and impairments of flight equipment	$(13)	—	$(15)	$3,176
Derecognition of lease-related assets and liabilities	—	—	—	(237)
Letters of credit receipts and other collections	(1)	—	(13)	(210)
Net (recoveries) charges related to Ukraine Conflict	$(14)	—	$(28)	$2,729